UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.1%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$5,225	$5,464,880
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	3,580	3,143,813

		8,608,693

Arizona — 0.4%
State of Arizona, COP, Department of Administration, Series A (AGM), 5.25%, 10/01/28	1,175	1,206,314

Arkansas — 4.0%
Arkansas Development Finance Authority, Refunding RB, Series C (NPFGC), 5.35%, 12/01/35	11,115	11,137,897

California — 17.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	5,050	5,183,926
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	2,865	2,905,425
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	2,831,696
City of Vista California, COP, Refunding, Community Projects (NPFGC), 5.00%, 5/01/37	3,375	2,941,380
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,479,280
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	5,000	4,948,000
Election of 2008, Series C, 5.25%, 8/01/39	2,500	2,525,350
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	3,175	3,176,619
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/40	3,250	2,953,373
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/21	2,975	2,976,398

Municipal Bonds	Par (000)	Value

California (concluded)
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	$2,220	$2,098,100
Roseville Joint Union High School District California, GO, Election of 2004, Series A (NPFGC), 5.00%, 8/01/29	2,985	2,993,656
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	2,165	2,370,502
San Francisco City & County Airports Commission, RB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,251,800
Schools Infrastructure Financing Agency, Special Tax Bonds (AGM), 5.50%, 9/01/36	230	219,703
State of California, GO, Refunding, Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,005
Stockton Public Financing Authority California, RB, Redevelopment Projects, Series A (Radian), 5.25%, 9/01/34	2,430	1,702,920
Ventura County Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	3,175	3,295,777

		47,863,910

Colorado — 1.6%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	3,300	3,559,314
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series A-2, AMT, 7.50%, 4/01/31	125	129,805
Regional Transportation District, COP, Series A, 5.00%, 6/01/25	765	778,387

		4,467,506

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
LOC	Letter of Credit
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia — 0.9%
District of Columbia, RB, Deed Tax, Housing Production Trust Fund, Series A (NPFGC), 5.00%, 6/01/32	$2,500	$2,390,650

Florida — 15.4%
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.00%, 10/01/37 (a)	350	52,612
Miami International Airport, Series A, AMT (AGM), 5.25%, 10/01/41	12,420	11,235,877
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	6,700	6,295,923
Series A, AMT (AGM), 5.00%, 10/01/33	6,430	5,909,685
Water & Sewer System (AGM), 5.00%, 10/01/39	1,485	1,441,103
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	3,625	3,647,729
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,600	7,659,432
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	6,965	7,014,730

		43,257,091

Georgia — 3.8%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/39	2,500	2,513,875
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	3,425	3,293,240
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/34	4,830	4,847,485

		10,654,600

Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT, 6.00%, 1/01/32	245	250,966

Illinois — 7.8%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,080	2,096,931
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,713,242
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM), 5.00%, 1/01/29	2,380	2,311,837
City of Chicago Illinois, RB, General, Third Lien, Series C (AGM), 5.25%, 1/01/35	2,085	2,059,793
City of Chicago Illinois, Refunding RB:
General, Third Lien, Series C, 6.50%, 1/01/41 (b)	2,230	2,376,377
Second Lien (NPFGC), 5.50%, 1/01/30	2,270	2,327,181

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	$2,350	$2,267,468
6.00%, 6/01/28	670	644,366
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	4,000	4,076,560

		21,873,755

Indiana — 3.5%
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	8,000	7,409,840
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,408,323

		9,818,163

Iowa — 0.6%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,710	1,721,816

Kansas — 0.5%
Sedgwick & Shawnee Counties Kansas, MRB, Series A-2, AMT (Ginnie Mae), 6.20%, 12/01/33	1,480	1,502,200

Kentucky — 0.9%
Kentucky Economic Development Finance Authority, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	1,000	1,011,430
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,525	1,575,874

		2,587,304

Louisiana — 1.4%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	3,550	3,928,181

Michigan — 10.4%
City of Detroit Michigan, RB:
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	4,170	4,088,018
Senior Lien, Series B (AGM), 7.50%, 7/01/33	2,500	2,916,675
City of Detroit Michigan, Refunding RB:
Second Lien, Series C (BHAC), 5.75%, 7/01/27	2,600	2,692,352
Second Lien, Series E (BHAC), 5.75%, 7/01/31	5,060	5,172,787
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	4,180	4,853,523
Senior Lien, Series C-2 (BHAC), 5.25%, 7/01/29	1,860	1,855,536
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	1,255	1,169,070
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	1,440	1,505,578
5.25%, 10/15/25	750	773,857

2	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT (Syncora), 5.50%, 6/01/30	$750	$718,350
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	3,115	3,531,694

		29,277,440

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,975	2,104,323

Nevada — 5.2%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	3,210	3,276,030
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	5,765	5,410,510
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	6,595	5,973,223
Nevada Housing Division, Refunding RB, S/F Mortgage, Mezzanine, Series A-2, AMT (NPFGC), 6.30%, 4/01/22	95	96,450

		14,756,213

New Jersey — 6.2%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	11,000	10,927,950
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	3,400	3,417,476
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	2,930	3,154,379

		17,499,805

New York — 4.7%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series EE, 5.25%, 6/15/40	6,930	7,067,283
Second General Resolution, Series EE, 5.38%, 6/15/43	3,720	3,836,808
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,324,495

		13,228,586

North Carolina — 0.4%
North Carolina HFA, RB, Home Ownership, Series 14A, AMT (AMBAC), 5.35%, 1/01/22	1,020	1,021,306

Pennsylvania — 1.0%
Delaware River Port Authority, RB, Series D (AGC), 5.00%, 1/01/40	3,000	2,950,410

Municipal Bonds	Par (000)	Value

Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	$3,500	$3,627,820

South Carolina — 5.6%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AGM), 6.35%, 7/01/19	765	775,588
South Carolina State Public Service Authority, RB, Series A (AMBAC), 5.00%, 1/01/42	15,000	15,028,350

		15,803,938

Texas — 19.2%
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	1,795	1,849,927
5.00%, 11/15/29	2,270	2,320,076
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,338,711
Clifton Higher Education Finance Corp., Refunding RB, Baylor University, 5.25%, 3/01/32	3,120	3,214,068
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	5,965	6,126,115
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,000	1,084,740
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	1,250	1,288,638
North Texas Tollway Authority, RB, System, First Tier, Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,023,950
North Texas Tollway Authority, Refunding RB (NPFGC), System, First Tier:
5.75%, 1/01/40	11,575	11,241,756
Series A, 5.13%, 1/01/28	3,425	3,427,637
Series A, 5.63%, 1/01/33	10,975	10,899,272
Series B, 5.75%, 1/01/40	1,000	971,210
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	3,000	3,107,610

		53,893,710

Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	4,085	3,785,079

Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	2,195	2,421,085

Washington — 1.9%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	2,400	2,477,496
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	1,865	1,932,569

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington — (concluded)
Washington Health Care Facilities Authority, Refunding RB, Providence Health, Series C (AGM), 5.25%, 10/01/33	$1,020	$1,014,635

		5,424,700

Total Municipal Bonds – 119.8%		337,063,461

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

Alabama — 1.3%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	3,750	3,768,337

California — 3.8%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	3,805	3,849,497
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	1,486	1,490,321
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	5,189	5,279,581

		10,619,399

Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	9,410	8,817,076

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	1,700	1,860,724

Florida — 7.8%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	6,493	6,349,511
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	13,275,500
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	2,235	2,375,894

		22,000,905

Georgia — 2.3%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/34	6,290	6,362,272

Illinois — 6.5%
Chicago Illinois O Hare International Airport Rev Ser A, 5.00%, 1/01/38	7,500	7,098,187
City of Chicago Illinois, RB, Series A (AGM), 5.00%, 1/01/33	7,500	7,098,188
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	3,969	3,983,377

		18,179,752

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	$2,304	$2,411,815

Massachusetts — 1.8%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	4,994	5,115,671

Nevada — 6.9%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	10,808,300
Series B, 5.50%, 7/01/29	8,247	8,747,841

		19,556,141

New Jersey — 1.4%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,941	3,968,845

New York — 2.6%
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	6,751	7,225,882

Washington — 2.6%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/39	6,883	7,414,160

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 41.7%		117,300,979

Total Long-Term Investments (Cost – $458,200,365) – 161.5%		454,364,440

Short-Term Securities

Florida — 0.4%
Jacksonville Health Facilities Authority, Refunding RB, VRDN, Baptist Series C (Bank of America NA LOC), 0.27%, 8/15/27(d)	1,015	1,015,000

	Shares

Money Market Fund – 5.5%
FFI Institutional Tax-Exempt Fund, 0.23% (e)(f)	15,439,072	15,439,072

Total Short-Term Securities (Cost – $16,454,072) – 5.9%		16,454,072

Total Investments
(Cost – $474,654,437*) – 167.4%		470,818,512
Other Assets Less Liabilities – 1.3%		3,685,855
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (22.1)%		(62,231,247)
Preferred Shares, at Redemption Value – (46.6)%		(131,006,109)

Net Assets Applicable to Common Shares–100.0%		$281,267,011

4	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$412,645,977

Gross unrealized appreciation	$6,896,769
Gross unrealized depreciation	(10,907,168)

Net unrealized depreciation	$(4,010,399)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets	$2,376,377	$23,995

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

FFI Institutional Tax-Exempt Fund	17,366,850	(1,927,778)	15,439,072	$15,477

(f)	Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

104	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$12,325,427	$(273,198)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2011	5

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$454,364,440	—	$454,364,440
Short-Term Securities	$15,439,072	1,015,000	—	16,454,072

Total	$15,439,072	$455,379,440	—	$470,818,512

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(273,198)	—	—	$(273,198)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 24, 2011